TEP FUND, INC.
                               SEMI-ANNUAL REPORT
                                  MAY 31, 2002

                                  TEP FUND INC.
                       1675 BROADWAY-16TH FL. @TOCQUEVILLE
                              NEW YORK, N.Y. 10019
                                  212-698-0835

To our Shareholders,                                                July 8, 2002

We are pleased to enclose a semi-annual dividend payment of $0.44 per share to stockholders of record on June 18, 2001. We also enclose our May 31, 2002 report to stockholders.

The $.44 per share compares to $.48 per share paid the same time last year. The reduction of four cents per share is attributed to two factors. Three cents of the reduction is due to the drop in interest income. The other penny per share decrease is because a year ago Tep Fund realized a capital gain on the redemption of a bond whereas no capital gains were realized this year.

Interest rates have been falling the last few years. As bonds are called or mature the proceeds are reinvested at lower rates. Tax- exempt investment income for the six-months ended May 31, 2002 decreased to $310,025 from $327,705 in the year ago six-month period. Expenses increased only slightly or $900.

Bond redemptions during the six months ended May 31, 2002 totaled $270,000 and bonds costing $603,554 were purchased. Of the bonds redeemed $255,000 were called and carried interest rates of 6.875%, whereas the bonds purchased had yields of only 5% and 5.125%. The newly purchased bonds had maturities in 2018, 2019 and 2020. During the final six-months of the fiscal year Tep Fund expects to have redemptions of $450,000 to $700,000, depending on whether a certain bond is called. The bonds being called carry interest rates of 5.75% to 6.5%. At this time it appears such bonds will be reinvested at lower yields.

The net asset value per share of Tep Fund, Inc. was $19.47 at May 31, 2002 compared to $19.49 at November 30, 2001.

The management of Tep Fund continues its policy of investing in only high quality municipal bonds diversified by issuer and maturity. Our primary objectives are the safety of the Fund's assets and obtaining a high return consistent with the high quality of the Fund's assets.

The Board of Directors joins me in expressing our gratitude to the stockholders for their continued support and interest in Tep Fund, Inc.

                                        Sincerely,


                                        Stephen Tabb, President

                                                                      PUSTORINO,
                                                                         PUGLISI
                                                                      & CO., LLP
                                                    CERTIFIED PUBLIC ACCOUNTANTS
                                                              515 MADISON AVENUE
                                                        NEW YORK, NEW YORK 10022
                                               (212) 832.1110 FAX (212) 755.6748

To The Board of Directors and Shareholders
Tep Fund, Inc.
New York, New York 10019

We have reviewed the accompanying statement of net assets of Tep Fund, Inc., as of May 31, 2002 and 2001, including the portfolio of investments in tax-exempt securities as of May 31, 2002, and the related statements of operations and changes in net assets and the supplementary information for the six month periods then ended. All information included in these financial statements and the supplementary schedule is the representation of the management of Tep Fund, Inc.

We conducted our review in accordance with standards established by the American Institute of Certified Public Accountants. A review of interim financial statements consists principally of inquiries of company personnel and analytical procedures applied to financial data. It is substantially less in scope than an audit in accordance with generally accepted auditing standards, which will be performed for the full year with the objective of expressing an opinion regarding the financial statements and supplementary schedule taken as a whole. Accordingly, we do not express such an opinion.

Based on our review, we are not aware of any material modification that should be made to the accompanying financial statements and supplementary schedule for them to be in conformity with generally accepted accounting principles.

We have previously audited, in accordance with generally accepted auditing standards, the supplementary schedule for the years ended November 30, 2001 and 2000 and in our report dated January 8, 2002, we expressed an unqualified opinion on such supplementary information.

PUSTORINO, PUGLISI & CO., LLP
New York, New York
June 25, 2002

                                 TEP FUND, INC.
                 COMPARATIVE STATEMENT OF ASSETS AND LIABILITIES
                              MAY 31, 2002 AND 2001

                                                        MAY            MAY
                                                        2002           2001
                                                        ----           ----

              ASSETS
              ------

PORTFOLIO OF INVESTMENTS IN MUNICIPAL               $ 11,819,873   $ 11,722,553
    BONDS
    (SCHEDULE AND NOTE 1)

CASH & MONEY MARKET ACCOUNTS                             224,246        281,062

ACCRUED INTEREST RECEIVABLE                              181,506        185,362

PREPAID INSURANCE                                            600            500

              TOTAL ASSETS                          $ 12,226,225   $ 12,189,477

              LESS LIABILITIES

ACCRUED EXPENSES                                          10,674         12,655

NET ASSETS                                          $ 12,215,551   $ 12,176,822

              ANALYSIS OF NET ASSETS

NET ASSETS PER SHARE (NOTE 4)
(627,459 SHARES OUTSTANDING)                        $      19.47   $      19.41

See Notes to Financial Statements.

                                 TEP FUND, INC.
                       COMPARATIVE STATEMENT OF OPERATIONS
                 FOR THE SIX MONTHS ENDED MAY 31, 2002 AND 2001

                                                        MAY            MAY
                                                        2002           2001
                                                        ----           ----

INVESTMENT INCOME:
    TAX-EXEMPT INTEREST (NOTE 1)                    $    310,025   $    327,705

EXPENSES:
    CUSTODIAN FEES                                         3,000          3,000
    DIRECTORS' FEES                                        3,000          3,000
    LEGAL FEES                                                --            701
    ACCOUNTING FEES                                        5,500          5,000
    PRINTING REPORTS, MISC                                   722             --
    REGISTRAR & TRANSFER                                   2,548          2,264
    INSURANCE                                                600            500
    FRANCHISE TAXES                                          455            455
    INVESTMENT ADVISORY FEES (NOTE 2)                     15,099         15,096

             TOTAL EXPENSES                               30,924         30,016

             NET INVESTMENT INCOME                       279,101        297,689

REALIZED GAIN FROM SECURITY TRANSACTIONS
    (NOTE 3)                                                  --          5,205

UNREALIZED APPRECIATION ON INVESTMENTS (NOTE 1):
     BEGINNING OF PERIOD                                 570,120        335,110
     END OF PERIOD                                       571,698        511,237

     INCREASE/(DECREASE) IN UNREALIZED
     APPRECIATION ON INVESTMENTS                           1,578        176,127

      NET INCREASE IN NET ASSETS
      RESULTING FROM OPERATIONS                     $    280,679   $    479,021

PERCENT OF TOTAL EXPENSES TO TAX-EXEMPT
INTEREST INCOME                                             9.97%          9.16%

See Notes to Financial Statements.

                                 TEP FUND, INC.
                 COMPARATIVE STATEMENT OF CHANGES IN NET ASSETS
                 FOR THE SIX MONTHS ENDED MAY 31, 2002 AND 2001

                                                        MAY            MAY
                                                        2002           2001
                                                        ----           ----

INCREASE IN NET ASSETS - OPERATIONS:

    NET INVESTMENT INCOME                           $    279,101   $    297,689

    REALIZED GAIN FROM SECURITY
    TRANSACTIONS                                              --          5,205

    INCREASE/(DECREASE) IN UNREALIZED
      APPRECIATION ON INVESTMENTS                          1,578        176,127

NET INCREASE IN NET ASSETS
    RESULTING FROM OPERATIONS                            280,679        479,021

DIVIDENDS PAID TO SHAREHOLDERS ($0.47 PER SHARE
    IN 2002 AND $0.51 IN 2001) *                        (294,906)      (320,061)

NET INCREASE/(DECREASE) IN NET ASSETS                    (14,227)       158,960

NET ASSETS:

    AT BEGINNING OF PERIOD                            12,229,778     12,017,862

    AT END OF PERIOD (INCLUDES UNDISTRIBUTED
    INVESTMENT INCOME OF $324,591 IN 2002           $ 12,215,551   $ 12,176,822
    AND $346,323 IN 2001)

See Notes to Financial Statements.

* DIVIDENDS:
          A dividend of $.49 per share was declared May 20, 1998 and was paid July 22, 1998.
          A dividend of $.49 per share was declared November 24, 1998 and was paid January 20, 1999.
          A dividend of $.52 per share was declared May 19, 1999 and was paid July 21, 1999.
          A dividend of $.57 per share was declared November 23, 1999 and was paid January 20, 2000.
          A dividend of $.48 per share was declared May 31, 2000 and was paid July 20, 2000.
          A dividend of $.51 per share was declared November 29, 2000 and was paid January 23, 2001.
          A dividend of $.48 per share was declared May 31, 2001 and is to be paid July 19, 2001.
          A dividend of $.47 per share was declared November 28, 2001 and is to be paid January 23, 2002.
          A dividend of $.44 per share was declared May 29, 2002 and is to be paid July 18, 2002.

                                 TEP FUND, INC.
                          SUPPLEMENTARY PER SHARE DATA
                                   (UNAUDITED)

                                            FOR THE SIX MONTHS ENDED         FOR THE YEARS ENDED
                                                     MAY 31.                     NOVEMBER 30.

                                               2002           2001           2001           2000

SELECTED PER SHARE DATA:

INVESTMENT INCOME                            $   0.50       $   0.52       $   1.03       $   1.06

EXPENSES                                     ($  0.05)      ($  0.05)      ($  0.10)      ($  0.10)
NET INVESTMENT INCOME                        $   0.45       $   0.47       $   0.93       $   0.96

DIVIDENDS PAID TO SHAREHOLDERS               ($  0.47)      ($  0.51)      ($  0.99)      ($  1.05)

NET REALIZED GAIN (LOSS) FROM
     SECURITY TRANSACTIONS                   $   0.00       $   0.01       $   0.02       $   0.03

NET INCREASE/(DECREASE) IN UNREALIZED
    APPRECIATION OF INVESTMENTS              $   0.00       $   0.28       $   0.38       $   0.10

NET INCREASE/(DECREASE) IN                   ($  0.02)      $   0.25       $   0.34       $   0.04
    NET ASSET VALUE

NET ASSET VALUE:
     BEGINNING OF PERIOD                     $  19.49       $  19.15       $  19.15       $  19.11

     END OF PERIOD                           $  19.47       $  19.40       $  19.49       $  19.15

ANNUALIZED PERCENT OF EXPENSES TO
     AVERAGE NET ASSETS                          0.51%          0.50%          0.49%          0.49%

ANNUALIZED PERCENT OF NET INVESTMENT
     INCOME TO AVERAGE NET ASSETS                4.57%          4.92%          4.82%          5.03%

ANNUALIZED TOTAL RETURN                          4.59%          7.97%          6.93%          5.73%

The number of shares outstanding during the periods above was 627,459.

See Notes to Financial Statements.

                                 Tep Fund, Inc.
                          Notes to Financial Statements
                              May 31, 2002 and 2001

             NOTE 1- SIGNIFICANT ACCOUNTING and INVESTMENT POLICIES

The Tep Fund, Inc. (the "Fund") is a registered investment company. The Fund's investment objective is to provide the maximum amount of current income exempt from Federal income tax as is consistent with the primary objective of preservation of capital. Capital Builders Advisory Services, Inc., serves as the Fund's investment advisor.

A. The Fund's financial statements are prepared in accordance with generally accepted accounting principles which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

(i) PORTFOLIO VALUATION: The Fund carries securities in its portfolio at values obtained from an independent pricing service. Such values are based on the most recent bid prices or, for the majority of the portfolio securities, at values determined by the Service considering factors such as prices of comparable quality securities, coupon rates, maturity and general market conditions.

(ii) SECURITY TRANSACTIONS AND INVESTMENT INCOME: Security transactions are accounted for on the date the securities are purchased or sold (the trade date). "When issued" securities are accounted for on the date the confirmation of the purchase order is issued by the underwriter. Interest income is recorded as earned.

All securities owned by the Fund are held in a custodian account at Citibank, N.A.

(iii) AMORTIZATION OF PREMIUM ON TAX-EXEMPT SECURITIES: Premiums on tax-exempt securities are amortized under the straight-line method from date of purchase to maturity date, except for securities purchased at substantial premiums which are expected to be called and are amortized to the expected call date. Amortization of the premium is directly netted against interest income.

                                 Tep, Fund, Inc.
                          Notes to Financial Statements
                              May 31, 2002 and 2001

NOTE 1 (CONTD.) - SIGNIFICANT ACCOUNTING and INVESTMENT
POLICIES

(iv) FEDERAL INCOME TAX: The Fund qualifies as a regulated investment company. Accordingly, no provision for federal income tax would be required, except for a provision for capital gains taxes if the capital gains were not distributed to shareholders. There were no long-term capital gains realized during the six months ended May 31, 2002 whereas in the 2001 period such gains were $5,205. Such realized long term capital gains were included in the dividends reportable by shareholders during the six months ended May 31. 2001, ($.01 per share). (See note 3). The aggregate portfolio valuation in excess of tax cost (unrealized appreciation) was $571,698 and $5l1,237 at May 31, 2002 and 2001, respectively.

B. The Fund's investment policy is to invest substantially all of its assets in municipal bonds, diversified as to issue and maturity, the interest from which is exempt from federal income tax. It also invests in short-term tax-exempt instruments. Only municipal bonds rated A or better by Moody's Investor Services, Inc. or A or better by Standard & Poors Corporation (S & P) are purchased. Short term funds are invested in Citibank's Tax Free Reserve Fund.

NOTE 2- INVESTMENT ADVISORY FEE

Under the terms of a contract renewed for the year ended May 31, 2002 the Fund paid Capital Builders Advisory Services, Inc. an investment advisory fee calculated at an annual rate of .25% of the Fund's average net assets. The contract was renewed for the year ended May 31, 2003.

NOTE 3- PURCHASE AND SALES OF SECURITIES

For the six months ended May 31, 2002 and 2001, the Fund made purchases of tax-exempt securities at a cost of $603,554 and $996,662 respectively.

                                 Tep Fund, Inc.
                          Notes to Financial Statements
                              May 31, 2002 and 2001

The Fund had a sale and redemptions of tax-exempt securities of $270,000 during the six months ended May 31, 2002 and $365,476 in the 2001 period. The amortized cost of these securities was $270,000 and $360,271 respectively, resulting in a realized gain of $5,205 in 2001.

NOTE 4-COMMON STOCK

The company is authorized to issue 1,000,000 shares of common stock with a par value of $.10 per share. At May 31, 2002 there were 627,459 shares outstanding. There were no changes in the number of shares outstanding during the six months ended May 31, 2002 and 2001.

NOTE 5- SUBSEQUENT EVENT

On May 29, 2002 the Board of Directors declared a $.44 per share dividend, to be paid on July 18, 2002 to shareholders of record on June 18, 2002.

                                 TEP FUND, INC.
                   PORTFOLIO OF INVESTMENTS IN MUNICIPAL BONDS
                                                AS OF MAY 31, 2002

 % OF                                                RATE      MATURITY        FACE       AMORTIZED       MARKET
 TOTAL     MUNICIPAL BONDS                            (%)       DATE          AMOUNT         COST         VALUE
------------------------------------------------------------------------------------------------------------------

  3.05%    CALIFORNIA
           LOS ANGELES COMMUNITY REDEV AGY           6.450      7/1/2017    $  150,000    $  153,000    $  155,907
           HSG RFOC SER A
           CALLABLE 07/01/2004 @ 102
           AMBAC INSURED
           RATED AAA/Aaa

           STATE GENERAL OBLIGATION                  5.000      6/1/2015    $  200,000    $  199,986    $  204,548
           CALLABLE 06/01/2011 @ 100
           RATED A+/A1

           TOTAL CALIFORNIA                                                 $  350,000    $  352,986    $  360,455

  9.17%    FLORIDA
           ORLANDO UTILITY COMMISSION WATER &        9.625     10/1/2003    $  500,000    $  497,500    $  551,780
           ELECTRIC REV
           NON-CALLABLE
           RATED AAA/Aaa

           BOARD OF EDUCATION CAPITAL OUTLAY         6.000      6/1/2021    $  250,000    $  250,000    $  272,328
           PUB ED SER C
           CALLABLE 06/01/2010 @ 101 AND
           06/01/2011 @ 100
           FGIC INSURED
           RATED AAA/Aaa

           BOARD OF EDUCATION CAPITAL OUTLAY         5.750      1/1/2012    $  100,000    $   99,900    $  105,509
           CALLABLE 01/01/2004 @ 101
           RATED AA+/Aa2

           BOARD OF EDUCATION CAPITAL OUTLAY         4.875      1/1/2011    $  150,000    $  155,376    $  154,484
           SER A
           CALLABLE 01/01/2006 @ 101 AND
           01/01/2007 @ 100
           RATED AA+/Aa2

           TOTAL FLORIDA                                                    $1,000,000    $1,002,776    $1,084,100

                        See Notes to Financial Statements


                                  TEP FUND INC.
                   PORTFOLIO OF INVESTMENTS IN MUNICIPAL BONDS
                               AS OF MAY 31, 2002

 % OF                                                RATE      MATURITY        FACE       AMORTIZED       MARKET
 TOTAL     MUNICIPAL BONDS                            (%)       DATE          AMOUNT         COST         VALUE
------------------------------------------------------------------------------------------------------------------

  2.16%    HAWAII
           STATE GENERAL OBLIGATION SER CD           5.000      2/1/2003    $  250,000    $  250,000    $  255,085
           NON-CALLABLE
           RATED AA-/Aa3

           TOTAL HAWAII                                                     $  250,000    $  250,000    $  255,085

  3.74%    ILLINOIS
           STATE GENERAL OBLIGATION                  5.750      5/1/2017    $  250,000    $  247,548    $  266,198
           CALLABLE 05/01/2006 @ 102
           MBIA INSURED
           RATED AAA/Aaa

           HEALTH FACILITIES AUTH REV SINAI          5.500     2/15/2009    $   50,000    $   50,000    $   53,880
           HEALTH SYSTEM
           CALLABLE 02/15/2006 @ 102
           AMBAC INSURED
           RATED AAA/Aaa

           STATE GENERAL OBLIGATION                  5.125      3/1/2011    $  115,000    $  114,550    $  121,836
           CALLABLE 03/01/2009 @ 101
           FGIC INSURED
           RATED AAA/Aaa

           TOTAL ILLINOIS                                                   $  415,000    $  412,098    $  441,913

  1.50%    INDIANA
           STATE HOUSING AUTH SINGLE FAMILY          5.150      7/1/2017    $  175,000    $  175,680    $  177,070
           MTGE REV SER D
           CALLABLE 01/01/2009 @ 101
           GNMA BACKED
           RATED NR/Aaa

           TOTAL INDIANA                                                    $  175,000    $  175,680    $  177,070

  1.28%    IOWA
           HIGHER ED LN AUTH REV                     5.125     10/1/2019    $  150,000    $  150,374    $  151,398
           CALLABLE 10/01/2008 @ 101
           RATED AAA/Aaa

           TOTAL IOWA                                                       $  150,000    $  150,374    $  151,398

                        See Notes to Financial Statements


                                  TEP FUND INC,
                   PORTFOLIO OF INVESTMENTS IN MUNICIPAL BONDS
                               AS OF MAY 31, 2002

 % OF                                                RATE      MATURITY        FACE       AMORTIZED       MARKET
 TOTAL     MUNICIPAL BONDS                            (%)       DATE          AMOUNT         COST         VALUE
------------------------------------------------------------------------------------------------------------------

  4.48%    LOUISIANA
           STATE SER A                               6.100      5/1/2011    $  200,000    $  199,000    $  218,032
           PREREFUNDED 05/01/2004 @ 102
           AMBAC INSURED
           RATED AAA/Aaa

           STATE REFDG SER A                         5.250      8/1/2003    $  300,000    $  300,225    $  311,496
           NON-CALLABLE
           MBIA INSURED
           RATED AAA/Aaa

           TOTAL LOUISIANA                                                  $  500,000    $  499,225    $  529,528

  5.44%    MASSACHUSETTS
           BOSTON INDUSTRIAL DEVELOPMENT             5.900      2/1/2022    $  250,000    $  252,179    $  264,815
           FINANCE AUTH SER A
           CALLABLE 02/01/2007 @ 102
           FHA INSURED
           RATED AAA/NR

           STATE WTR RES AUTH GEN RFDG SER B         5.250      3/1/2013    $  140,000    $  137,480    $  143,982
           CALLABLE 03/01/2003 @ 102
           AMBAC INSURED
           RATED AAA/Aaa

           DEUTSCHES ALTENHEIM NURSING HOME          5.050     10/1/2019    $  235,000    $  234,413    $  234,152
           BOSTON MASS REV SER C
           CALLABLE 10/01/2008 @ 102
           FHA INSURED
           RATED AAA/NR

           TOTAL MASSACHUSETTS                                              $  625,000    $  624,072    $  642,948

  2.20%    MICHIGAN
           STATE ENVIRONMENTAL PROTECTION            6.250     11/1/2008    $  250,000    $  255,445    $  259,875
           PREREFUNDED 11/01/2002 @ 102
           RATED AAA/Aaa

           TOTAL MICHIGAN                                                   $  250,000    $  255,445    $  259,875

                        See Notes to Financial Statements


                                  TEP FUND INC.
                   PORTFOLIO OF INVESTMENTS IN MUNICIPAL BONDS
                               AS OF MAY 31, 2002

 % OF                                                RATE      MATURITY        FACE       AMORTIZED       MARKET
 TOTAL     MUNICIPAL BONDS                            (%)       DATE          AMOUNT         COST         VALUE
------------------------------------------------------------------------------------------------------------------

  0.88%    MISSOURI
           MISSOURI STATE WATER POLLUTION SER        5.100      8/1/2009    $  100,000    $   99,750    $  104,062
           A
           CALLABLE 08/01/2003 @ 102
           RATED AAA/Aaa

           TOTAL MISSOURI                                                   $  100,000    $   99,750    $  104,062

  2.16%    NEVADA
           STATE GENERAL OBLIGATION COLORADO         6.500     10/1/2009    $  250,000    $  253,143    $  255,795
           RIVER COMMUNITY
           CALLABLE 10/01/2002 @ 101
           RATED AA/Aa2

           TOTAL NEVADA                                                     $  250,000    $  253,143    $  255,795

  1.34%    NEW HAMPSHIRE
           STATE GENERAL OBLIGATION                  5.250     7/15/2004    $  150,000    $  150,240    $  158,177
           CALLABLE 07/15/2003 @ 102
           RATED AA+/Aa2

           TOTAL NEW HAMPSHIRE                                              $  150,000    $  150,240    $  158,177

  4.44%    NEW JERSEY
           STATE RFDG SER D                          6.000     2/15/2010    $   86,000    $   85,699    $   90,302
           PREREFUNDED 02/15/2003 @ 102
           RATED AA+/Aa2

           STATE RFDG SER B                          6.000     2/15/2010    $  164,000    $  163,426    $  171,287
           CALLABLE 02/15/2003 @ 102
           RATED AA+/Aa2

           STATE CERTIFICATE OF PARTICIPATION        5.000     6/15/2014    $  250,000    $  249,375    $  263,650
           SER A
           CALLABLE 06/15/2007 @ 100
           RATED AAA/Aaa

           TOTAL NEW JERSEY                                                 $  500,000    $  498,500    $  525,238

                        See Notes to Financial Statements


                                  TEP FUND INC.
                   PORTFOLIO OF INVESTMENTS IN MUNICIPAL BONDS
                               A5 OF MAY 31, 2002

 % OF                                                RATE      MATURITY        FACE       AMORTIZED       MARKET
 TOTAL     MUNICIPAL BONDS                            (%)       DATE          AMOUNT         COST         VALUE
------------------------------------------------------------------------------------------------------------------

 21.75%    NEW YORK
           STATE MED CARE FAC SER D                  6.600     2/15/2031    $  250,000    $  252,439    $  263,808
           PREREFUNDED 02/15/2003 @ 102
           FHA INSURED
           RATED AAA/Aa2

           STATE MED CARE FAC SER A                  6.600     2/15/2009    $  500,000    $  498,825    $  562,145
           PREREFUNDED 02/15/2005 @ 102
           AMBAC INSURED
           RATED AAA/Aaa

           STATE THRUWAY AUTHORITY SVC HWY &         6.000      1/1/2004    $  175,000    $  177,238    $  185,022
           BRDG SER A
           NON-CALLABLE
           MBIA INSURED
           RATED AAA/Aaa

           STATE MED CARE FACILITIES                 5.750     8/15/2019    $  100,000    $  100,000    $  107,743
           PREREFUNDED 25.50% 08/15/2002 @ 102
           AND 74.50% 02/15/2008 @ 100
           FHA INSURED
           RATED AAA/Aa2

           ALBANY, NY                                5.375      9/1/2018    $  100,000    $   99,711    $  104,229
           CALLABLE 09/01/2010 @ 102
           FGIC INSURED
           RATED AAA/Aaa

           STATE DORM AUTHORITY ST BARNABAS          5.350      8/1/2017    $  265,000    $  265,000    $  271,487
           HOSPITAL
           CALLABLE 08/01/2007 @ 101
           AMBAC INSURED
           RATED AAA/Aaa

           STATE DORM AUTH REVS HIGHLAND HOSP        5.350      8/1/2017    $  300,000    $  300,718    $  310,656
           ROCHESTER
           CALLABLE 02/01/2008 @ 102
           FHA & MBIA INSURED
           RATED AAA/Aaa

           STATE GENERAL OBLIGATION                  5.000     7/15/2014    $  250,000    $  249,250    $  258,435
           CALLABLE 07/15/2008 @ 101
           AMBAC INSURED
           RATED AA/Aaa

                        See Notes to Financial Statements


                                  TEP FUND INC.
                   PORTFOLIO OF INVESTMENTS IN MUNICIPAL BONDS
                               AS OF MAY 31, 2002

 % OF                                                RATE      MATURITY        FACE       AMORTIZED       MARKET
 TOTAL     MUNICIPAL BONDS                            (%)       DATE          AMOUNT         COST         VALUE
------------------------------------------------------------------------------------------------------------------

           STATE THRUWAY AUTHORITY HWY AND           5.000      4/1/2015    $  250,000    $  246,875    $  257,008
           BRDG-SER A
           CALLABLE 04/01/2008 @ 101
           FGIC INSURED
           RATED AAA/Aaa

           PORT AUTH NY & NJ CONS 125TH SER          5.000    10/15/2020    $  250,000    $  250,000    $  250,295
           CALLABLE 04/15/2012 @101
           RATED AAA/Aaa

           TOTAL NEW YORK                                                   $2,440,000    $2,440,056    $2,570,827

  6.22%    OHIO
           STATE GENERAL OBLIGATION                  6.650      9/1/2009    $  500,000    $  515,257    $  569,795
           INFRASTRUCTURE IMPROVEMENT
           NON-CALLABLE
           SINKING FUND 09/01/2005
           RATED AA+/Aa1

           FRANKLIN COUNTY HEALTH CARE               6.150    12/20/2019    $  150,000    $  150,864    $  164,937
           CALLABLE 12/20/2009 @ 103
           GNMA COLL
           RATED NR/Aaa

           TOTAL OHIO                                                       $  650,000    $  666,121    $  734,732

  4.73%    PENNSYLVANIA
           STATE GENERAL OBLIGATION SECOND           5.750     10/1/2017    $  100,000    $  100,000    $  107,536
           SER
           CALLABLE 10/01/2009 @ 101
           MBIA INSURED
           RATED AAA/Aaa

           PHILADELPHIA PA AUTH FOR INDL DEV REV     5.300      2/1/2022    $  200,000    $  197,502    $  197,798
           RFDG
           CALLABLE 02/01/2008 @ 102
           SKG FD BEG 02/01/08 AVG LIFE 07/03/16
           FHA INSURED
           RATED NR/Aa2

                        See Notes to Financial Statements


                                  TEP FUND INC.
                   PORTFOLIO OF INVESTMENTS IN MUNICIPAL BONDS
                               AS OF MAY 31, 2002

 % OF                                                RATE      MATURITY        FACE       AMORTIZED       MARKET
 TOTAL     MUNICIPAL BONDS                            (%)       DATE          AMOUNT         COST         VALUE
------------------------------------------------------------------------------------------------------------------

           STATE TPK COMN                            3.950     7/15/2008    $  250,000    $  249,543    $  253,618
           NON-CALLABLE
           AMBAC INSURED
           RATED AAA/Aaa

           TOTAL PENNSYLVANIA                                               $  550,000    $  547,045    $  558,952

  0.86%    RHODE ISLAND
           BOARD OF EDUC ST REFDG SER A              6.100     6/15/2003    $  100,000    $  100,486    $  102,120
           CALLABLE 06/15/2002 @ 102
           FGIC INSURED
           RATED AAA/Aaa

           TOTAL RHODE ISLAND                                               $  100,000    $  100,486    $  102,120

  2.12%    SOUTH CAROLINA
           STATE CAP IMPT SER B                      3.750      8/1/2008    $  250,000    $  251,751    $  250,728
           CALLABLE 08/01/2005 @ 102
           RATED AAA/Aaa

           TOTAL SOUTH CAROLINA                                             $  250,000    $  251,751    $  250,728

  8.94%    TEXAS
           STATE PUBLIC FINANCE AUTHORITY SER        6.000     10/1/2005    $  125,000    $  125,000    $  137,224
           1992 A
           NON-CALLABLE
           RATED AA/Aa1

           STATE GENERAL OBLIGATION                  6.000     10/1/2006    $  150,000    $  148,598    $  166,826
           NON-CALLABLE
           RATED AA/Aa1

           EL PASO WATER & SEWER REV                 5.500      3/1/2019    $  250,000    $  249,123    $  258,580
           CALLABLE 03/01/2010 @ 100
           FSA INSURED
           RATED AAA/Aaa

           STATE GENERAL OBLIGATION WATER            5.250      8/1/2012    $  225,000    $  225,000    $  235,787
           FINANCIAL ASSISTANCE SER C
           CALLABLE 08/01/2008 @ 100
           RATED AA/Aa1

                        See Notes to Financial Statements


                                  TEP FUND INC.
                   PORTFOLIO OF INVESTMENTS IN MUNICIPAL BONDS
                               AS OF MAY 31, 2002

 % OF                                                RATE      MATURITY        FACE       AMORTIZED       MARKET
 TOTAL     MUNICIPAL BONDS                            (%)       DATE          AMOUNT         COST         VALUE
------------------------------------------------------------------------------------------------------------------

           CHANNELVIEW INDEPENDENT SCHOOL            5.000     8/15/2008    $  250,000    $  248,750    $  258,055
           DISTRICT
           CALLABLE 08/15/2004 @ 100
           RATED AAA/Aaa

           TOTAL TEXAS                                                      $1,000,000    $  996,470    $1,056,471

  3.25%    UTAH
           INTERMOUNTAIN POWER AGENCY POWER          5.000      7/1/2021    $  250,000    $  230,283    $  246,353
           SUPPLY REV SKG FD
           ESCROWED TO MATURITY (US GOVTS)
           RATED A+/A1

           STATE HSG FIN AGY SINGLE FAM MTG SR       4.100      7/1/2007    $  135,000    $  135,000    $  138,038
           ISSUE F-1
           NON-CALLABLE
           RATED AAA/Aaa

           TOTAL UTAH                                                       $  385,000    $  365,283    $  384,390

4.01 %     WASHINGTON
           STATE MOTOR VEHICLE SER B                 5.625      7/1/2020    $  100,000    $  100,085    $  104,183
           CALLABLE 07/01/2010 @ 100
           RATED AA+/Aa1

           STATE GENERAL OBLIGATION SER B            5.500      5/1/2010    $  150,000    $  150,767    $  163,865
           NON-CALLABLE
           RATED AA+/Aa1

           STATE VAR PURP SER 02 A                   5.000      7/1/2018    $  205,000    $  203,180    $  205,775
           CALLABLE 07/01/2011 @ 100
           RATED AAA/Aaa

           TOTAL WASHINGTON                                                 $  455,000    $  454,032    $  473,822

  4.56%    WISCONSIN
           STATE GENERAL OBLIGATION RFDG             6.100      5/1/2005    $  150,000    $  152,875    $  163,454
           NON-CALLABLE
           RATED AA-/Aa3

           STATE GENERAL OBLIGATION SER C            6.000      5/1/2019    $  100,000    $   99,768    $  107,483
           CALLABLE 05/01/2010 @ 100
           RATED AA-/Aa3

                        See Notes to Financial Statements


                                  TEP FUND INC.
                   PORTFOLIO OF INVESTMENTS IN MUNICIPAL BONDS
                               AS OF MAY 31, 2002

 % OF                                                RATE      MATURITY        FACE       AMORTIZED       MARKET
 TOTAL     MUNICIPAL BONDS                            (%)       DATE          AMOUNT         COST         VALUE
------------------------------------------------------------------------------------------------------------------

           STATE GENERAL OBLIGATION SER A            5.000      5/1/2009    $  250,000    $  250,000    $  267,720
           PREREFUNDED 05/01/2006 @ 100
           RATED AA-/Aaa

           TOTAL WISCONSIN                                                  $  500,000    $  502,643    $  538,657

  1.72%    WYOMING
           COMMUNITY DEVELOPMENT AUTHORITY           6.650      6/1/2013    $  200,000    $  200,000    $  203,530
           INSD SINGLE FAMILY MTG
           CALLABLE 06/01/2004 @ 102
           RATED AA/Aa2

           TOTAL WYOMING                                                    $  200,000    $  200,000    $  203,530

100.00%    TOTAL INVESTMENTS                                                $11,245,000   $11,248,174  $11,819,872

                        See Notes to Financial Statements